Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule of summary of non-interest bearing and interest bearing deposits
At December 31, 2012 and 2011, non-interest bearing and interest bearing deposits were as follows:

December 31 (In thousands)	2012	2011
Non-interest bearing	$1,137,290	$995,733
Interest bearing	3,578,742	3,469,381
Total	$4,716,032	$4,465,114

Schedule of maturities of time deposits	At December 31, 2012, the maturities of time deposits were as follows:

(In thousands)
2013	$927,505
2014	265,643
2015	92,408
2016	88,655
2017	75,207
After 5 years	1,006
Total	$1,450,424

Schedule of maturities of time deposits over $100,000
Maturities of time deposits over $100,000 as of December 31, 2012 were:

December 31 (In thousands)
3 months or less	$212,188
Over 3 months through 6 months	113,169
Over 6 months through 12 months	141,244
Over 12 months	190,664
Total	$657,265